E-QURE CORP. - STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT (USD $)	Common Stock, Share	Common Stock, Amount	Additional Paid-In Capital	Accumulated Earnings (Deficit) after Re-Entry to Development Stage	Accumulated Earnings (Deficit) before Re-Entry to Development Stage	Total Shareholders' Equity (Deficit)
Balance at Dec. 31, 2011	$ 699,743	$ 700	$ 2,184,741	$ (31,392)	$ (2,290,748)	$ (136,699)
Note converted	70,205	70	70,430			70,500
Stock issued for cash
Excess of fair value of stock over cash paid
Donated services and rent			12,000			12,000
Discount on convertible note			33,514			33,514
Forgiveness of relted party salary accrual
Net earnings (loss) year end				(91,985)		(91,985)
Balance at Dec. 31, 2012	769,948	770	2,300,685	(123,377)	(2,290,748)	(112,670)
Balance at Dec. 31, 2012
Note converted	75,532	75	75,457			75,532
Stock issued for cash	2,000,000	2,000	18,000			20,000
Excess of fair value of stock over cash paid			1,000,000			1,000,000
Donated services and rent			12,000			12,000
Discount on convertible note			128,063			128,063
Forgiveness of related party salary accrual			6,847			6,847
Forgiveness of relted party salary accrual			6,847			6,847
Net earnings (loss) year end				(1,168,585)		(1,168,585)
Balance at Dec. 31, 2013	$ 2,854,480	$ 2,854	$ 3,541,052	$ (1,291,962)	$ (2,290,748)	$ (38,813)